Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers - USD ($) $ in Thousands	12 Months Ended
	Dec. 10, 2020	Dec. 10, 2019	Dec. 10, 2018
Customer A [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	$ 4,929	$ 1,374	$ 4,274
Customer B [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues	$ 822	242
Customer C [Member]
Supplementary Financial Statement Information (Details) - Schedule of revenue by major customers [Line Items]
Total revenues		$ 419	$ 505